TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of taxes payables [Line Items]
Current tax liabilities	R$ 337,588	R$ 323,953
Current	144,007	125,055
Non-current	193,581	198,898
Tax transaction
Disclosure of taxes payables [Line Items]
Current tax liabilities	226,141	230,214
Taxes withheld
Disclosure of taxes payables [Line Items]
Current tax liabilities	84,753	80,868
Import taxes
Disclosure of taxes payables [Line Items]
Current tax liabilities	10,210	9,497
Others
Disclosure of taxes payables [Line Items]
Current tax liabilities	R$ 16,484	R$ 3,374